Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2013
Other Income and Other Expense Disclosure [Text Block]
Other Income and Other Expense Disclosure [Text Block]
21.	ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2011, 2012 and 2013 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥406,910 thousand, ¥563,051 thousand and ¥671,260  thousand ($7,129  thousand), respectively.